UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07883

ICON Funds
(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111
(Address of principal executive offices)      (Zip code)

Erik L. Jonson 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111 (Name and address of agent for service)

Registrant's telephone number, including area code:303-790-1600

Date of fiscal year end: September 30

Date of reporting period:March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.
A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (''OMB'') control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450
Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


The Financial Highlights on the Reports related to the 'Ratio of expenses to average net assets' are amended by replacing the ''Period Ended March 31, 2006 (unaudited)'' information with the following:


ICON Funds

SUPPLEMENT DATED JULY 18, 2006
TO ICON SECTOR FUNDS SEMIANNUAL REPORT
DATED MARCH 31, 2006

The ICON Funds Semiannual Report related to the ICON
Sector Funds  (ICON Consumer Discretionary Fund,
ICON Energy Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, ICON Leisure and Consumer Staples Fund, ICON Materials Fund, and ICON Telecommunication & Utilities Fund) ('Report') is hereby amended as follows:

The Financial Highlights on Pages 73 - 75 of the Report related to the 'Ratio of expenses to average net assets' is amended by replacing the 'Period Ended March 31, 2006 (unaudited)' information with the following:


        ICON Consumer Discretionary Fund		1.32%
	ICON Energy Fund				1.18%
	ICON Financial Fund				1.23%
	ICON Healthcare Fund				1.17%
	ICON Industrials Fund				1.20%
	ICON Information Technology Fund		1.22%
	ICON Leisure and Consumer Staples Fund	        1.73%
	ICON Materials Fund				1.27%
	ICON Telecommunication & Utilities Fund	        1.41%

The Six Month Hypothetical Expense Example on Pages 62 - 63 of the Report related to the 'Ending Account Value 3/31/2006,
' 'Expenses Paid During Period 10/1/2005 - 3/31/2006,' and 'Annualized Expense Ratio 10/1/2005 - 3/31/2006' is amended by replacing the information in the Report with the following:


Beginning Account Value 10/1/2005
Ending Account Value 3/31/2006
Expenses Paid During Period 10/1/2005 ~ 3/31/2006*
Annualized Expense Ratio 10/1/2005 ~ 3/31/2006



ICON Consumer Discretionary Fund
Actual Expenses	              $1,000	$1,096.20   $6.90     1.32%
Hypothetical Example           1,000	 1,018.42    6.64
(5% return before expenses)

ICON Energy Fund
Actual Expenses	               1,000	 1,088.00    6.14     1.18%
Hypothetical Example           1,000	 1,019.12    5.94
(5% return before expenses)

ICON Financial Fund
Actual Expenses	               1,000	 1,118.60    6.50     1.23%
Hypothetical Example           1,000	 1,018.87    6.19
(5% return before expenses)

ICON Healthcare Fund
Actual Expenses	               1,000	 1,056.30    6.00     1.17%
Hypothetical Example           1,000	 1,019.17    5.89
(5% return before expenses)

ICON Industrials Fund
Actual Expenses	               1,000	 1,203.40    6.59     1.20%
Hypothetical Example           1,000     1,019.02    6.04
(5% return before expenses)

ICON Information Technology Fund
Actual Expenses	               1,000	 1,065.50    6.28     1.22%
Hypothetical Example           1,000	 1,018.92    6.14
(5% return before expenses)

ICON Leisure and Consumer Staples Fund
Actual Expenses	               1,000	 1,030.40    8.76     1.73%
Hypothetical Example           1,000	 1,016.37    8.70
(5% return before expenses)

ICON Materials Fund
Actual Expenses	               1,000	 1,206.00    6.98     1.27%
Hypothetical Example           1,000	 1,018.67    6.39
(5% return before expenses)

ICON Telecommunication & Utilities Fund
Actual Expenses	               1,000	 1,030.60    7.14     1.41%
Hypothetical Example           1,000	 1,017.97    7.09
(5% return before expenses)

*Expenses are equal to the Fund's six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


ICON Funds

SUPPLEMENT DATED JULY 18, 2006
TO ICON INTERNATIONAL FUNDS SEMIANNUAL REPORT
DATED MARCH 31, 2006

The ICON Funds Semiannual Report related to the ICON
International Funds  (ICON Asia-Pacific Region Fund,
ICON Europe Fund, and ICON International Equity Fund)
(''Report'') is hereby amended as follows:

The Financial Highlights on Pages 42 - 43 of the Report related to the 'Ratio of expenses to average net assets' for the ICON Asia-Pacific Region Fund is amended by replacing the 'Period Ended March 31, 2006 (unaudited)' information with the following:


ICON Asia-Pacific Region Fund		1.48%


The Six Month Hypothetical Expense Example on Page 35 of the Report related to the 'Ending Account Value 3/31/2006,
' 'Expenses Paid During Period 10/1/2005 - 3/31/2006,' and
'Annualized Expense Ratio 10/1/2005 - 3/31/2006' for the
ICON Asia-Pacific Region Fund is amended by replacing the following:


Beginning Account Value 10/1/2005
Ending Account  Value 3/31/2006
Expenses Paid During Period 10/1/2005 - 3/31/2006*
Annualized Expense Ratio 10/1/2005 - 3/31/2006


ICON Asia-Pacific Region Fund
Actual Expenses	      $1,000	$1,200.30   $8.12   1.48%
Hypothetical Example  $1,000	$1,017.62   $7.44
(5% return before expenses)

*Expenses are equal to the Fund's six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.



SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	            	  ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer
(Principal Executive Officer)

Date____July 18, 2006____________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer
(Principal Executive Officer)

Date____ July 18, 2006___________________

By (Signature and Title)*	/s/ Erik L. Jonson
Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date____ July 18, 2006___________________



CERTIFICATIONS

I, Craig T. Callahan, certify that:

1.  I have reviewed this report on Form N-CSR of ICON Funds
    (the ''registrant'');

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures
    (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

July 18, 2006______________		/s/ Craig T. Callahan_______________
Date					Craig T. Callahan
                                        President and Chief Executive Officer
                                       (Principal Executive Officer)

CERTIFICATIONS

I, Erik L. Jonson, certify that:

1.  I have reviewed this report on Form N-CSR of ICON Funds
    (the ''registrant'');

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
d) Disclosed in this report any change in the registrant's internal control
   over    financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

July 18, 2006______________		/s/ Erik L. Jonson__________________
Date					Erik L. Jonson
                         Vice President, Chief Financial Officer and Treasurer
                 (Principal Financial Officer and Principal Accounting Officer)




This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2006 of ICON Funds (the ''Registrant'').

I, Craig T. Callahan, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge,:

1.	the Form N-CSR fully complies with the requirements of Section 13(a)
        or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d)); and

2.	the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



July 18, 2006________________________________
Date


/s/ Craig T. Callahan___________________________
Craig T. Callahan
President and Chief Executive Officer
(Principal Executive Officer)

This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as part of Form N-CSR or as a separate disclosure document. A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.




This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2006 of ICON Funds
(the ''Registrant'').

I, Erik L. Jonson, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge,:

1.	the Form N-CSR fully complies with the requirements of
        Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d)); and

2.	the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



July 18, 2006________________________________
Date


/s/ Erik L. Jonson_____________________________
Erik L. Jonson
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as part of Form N-CSR or as a separate disclosure document. A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.